Interest income, Interest expense and Foreign exchange (losses) gains, net - Summary of Interest Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest Income (Expense) And Foreign Exchange Gain (Loss) [Abstract]
Total interest income	$ 1,872	$ 3,362	$ 4,547